Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangible assets
Note 9: Goodwill and other intangible assets

Goodwill

	Segment
	Cayman	Channel Islands and the UK	Other	Total
Balance at December 31, 2017	—	21,529	—	21,529
Acquisitions during the year	551	1,231	2,086	3,868
Foreign exchange translation adjustment	—	(1,333)	(73)	(1,406)
Balance at December 31, 2018	551	21,427	2,013	23,991
Foreign exchange translation adjustment	—	818	29	847
Balance at December 31, 2019	551	22,245	2,042	24,838
Foreign exchange translation adjustment	—	719	70	789
Balance at December 31, 2020	551	22,964	2,112	25,627

Customer Relationship Intangible Assets

	December 31, 2020			December 31, 2019
Segment	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
Bermuda	29,785	(15,009)	14,776	29,785	(13,579)	16,206
Cayman	17,728	(6,773)	10,955	17,728	(5,672)	12,056
Channel Islands and the UK	90,069	(53,279)	36,790	90,069	(51,435)	38,634
Other	5,563	(892)	4,671	5,563	(794)	4,769
Total	143,145	(75,953)	67,192	143,145	(71,480)	71,665
Customer relationships are initially valued based on the present value of net cash flows expected to be derived solely from the recurring customer base existing as at the date of acquisition. Customer relationship intangible assets may or may not arise from contracts.

During the year ended December 31, 2020, no new customer intangible assets were acquired. During the year ended December 31, 2019, the Bank acquired $24.4 million new customer intangible assets with an estimated useful life of 15 years (see "Note 26: Business combinations"). During the year ended December 31, 2018, the Bank acquired $18.2 million new customer intangible assets with an estimated useful life of 15 years, of which $16.9 million was acquired through a business acquisition (see Note 26: Business combinations) and $1.3 million via asset acquisitions. The amortization expense amounted to $5.8 million (December 31, 2019: $5.5 million, December 31, 2018: $5.1 million) and the foreign exchange translation adjustment increased the net carrying amount by $1.3 million (December 31, 2019: decreased by $2.0 million, December 31, 2018: decreased by $1.5 million). The estimated aggregate amortization expense for each of the succeeding five years is $6.1 million.